Loans and The Allowance for Loan Losses - Major classifications of loans (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 276,175,000	$ 283,339,000
Net deferred loan origination costs	(26,000)	(37,000)
Less: Allowance for loan losses	(1,641,000)	(1,561,000)	$ (1,261,000)
Net Loans	274,508,000	281,741,000
Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	44,000	50,000
Real estate loans | Secured by one-to-four family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	212,903,000	221,602,000
Less: Allowance for loan losses	(788,000)	(866,000)	(816,000)
Real estate loans | Secured by multi-family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	10,876,000	10,241,000
Less: Allowance for loan losses	(81,000)	(77,000)	(80,000)
Real estate loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	4,679,000	4,898,000
Less: Allowance for loan losses	(23,000)	(24,000)	(54,000)
Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	23,081,000	22,492,000
Less: Allowance for loan losses	(510,000)	(284,000)	(148,000)
Real estate loans | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	17,459,000	16,766,000
Less: Allowance for loan losses	(104,000)	(103,000)	(107,000)
Other Loan Portfolio Segment | Commercial and industrial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	7,133,000	7,290,000
Less: Allowance for loan losses	(104,000)	(97,000)	(47,000)
Other Loan Portfolio Segment | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	44,000	50,000
Less: Allowance for loan losses	$ (31,000)	$ (110,000)	$ (9,000)